DRYDEN GLOBAL TOTAL RETURN FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

April 5, 2006

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Dryden Global Total Return Fund, Inc.
1933 Act File No.: 33-63943
1940 Act File No.: 811-4661

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 3, 2006.

If you have any questions concerning this filing, please contact Deborah Docs at (973) 367-7521.

Very Truly Yours,

/s/ Deborah A. Docs

Deborah A. Docs

Secretary